Investment Strategy	Aug. 17, 2026
Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies the Fund’s investment advisor, Indexperts, LLC (the “Advisor”), believes have growth potential. These securities may be of any market capitalization.

The Fund will generally invest in a group of domestic equity securities selected from a blend of components in two proprietary indices; targeting 65% from the Indexperts All Cap Aggressive Growth Index and 35% from the Indexperts Large Cap Core Growth Index. The Advisor may adjust the target allocation, sector allocation, style exposure, and/or specific securities based on market conditions at its discretion.

Each index, described below, is constructed by the Advisor pursuant to a rules-based methodology derived exclusively from publicly available information, consisting principally of (i) financial statement data each issuer has filed with the Securities and Exchange Commission, (ii) price, trading volume, and market capitalization data published by securities exchanges and market data vendors, and (iii) forward-looking earnings, revenue, and growth estimates published by third-party financial analysts. The Advisor does not use non-public information to construct the indices. Certain information, such as the precise definition of each variable, the relative weighting assigned to each variable within a composite score, the normalization and scaling procedures applied to the underlying data, and the portfolio construction algorithm used to maximize the aggregate composite score, are proprietary to the Advisor and not disclosed.

The Indexperts All Cap Aggressive Growth Index determines its constituent securities by starting from a universe of 3000 large-, mid-, and small-cap stocks that satisfy a liquidity requirement measuring average daily trading volume as a percentage of float-adjusted market capitalization, which is intended to identify actively traded securities. Eligible securities are grouped into three size categories, large-cap, mid-cap, and small-cap, with a corresponding target security count of 60, 50, and 40 securities, respectively. For each security, a quality/growth factor score is calculated and the top stocks from each capital segment are retained. The score is derived from variables falling into the following categories:

●	Growth Expectations. Short-term and long-term forward earnings growth estimates published by financial analysts.

●	Realized Growth. Short-term and long-term historical sales growth.

●	Financial Condition. Financial leverage and related balance sheet measures.

●	Valuation and Cash Generation. Price-to-book and free cash flow as a percentage of enterprise value.

Additional variable of the same general character may also be incorporated. Each stock in the large-cap category is exponentially weighted according to its market cap and adjusted proportionally to accommodate the minimum position size mandate. Stocks in the mid-cap and small-cap categories are equal-weighted. The mathematical form and parameters of the exponential weighting function are proprietary to the Advisor. The index is rebalanced and reconstituted annually.

The Indexperts Large Cap Core Growth Index determines its constituent securities by starting from a universe of large cap stocks priced above $5.00 and below $5,000 per share, excluding business development companies, master limited partnerships, and real estate investment trusts, and satisfy a liquidity requirement measuring 90-day average daily trading volume relative to float adjusted market capitalization, which is intended to identify actively traded securities. From this pool, the index selects the 350 largest companies ranked by market capitalization with each security being evaluated against the following screens:

●	Quality. Profitability measures, including positive net income, positive return on assets in the current year, positive operating cash flow in the current year, and operating cash flow in excess of net income; balance sheet, liquidity, and financing measures, including a year-over-year reduction in the ratio of long-term debt, a year-to-year improvement in the current ratio, and the absence of new share issuance over the trailing year; operating efficiency measures, including year-over-year improvement in gross margin and in asset turnover; and relative price momentum, measured as out performance of a broad large-capitalization value benchmark over the trailing twelve months.

●	Earnings. Positive revenue growth over the trailing three years; five-year revenue growth, three- to five-year earnings growth, and expected long-term earnings growth each ranking in the top quintile of the universe; below-average earnings variability; and above-average return on invested capital.

●	Consistency. The lowest weighted average of one-, five-, and ten-year downside deviation; a record of positive earnings surprise, and positive price momentum relative to the universe.

Securities with a beta greater than 1.25 are excluded. The variables underlying the screens are then combined into a single proprietary composite growth score for each security. Where market conditions make it impracticable to identify securities satisfying every criterion, the methodology selects the securities satisfying the greatest number of screens. Index constituents are equal-weighted and the index attempts to maximize the portfolio’s overall composite growth score.

The index is rebalanced and reconstituted annually, with a target annual turnover of 15% and a maximum of 30%. Prior to each reconstitution, the Advisor reviews each proposed addition to and deletion from the index and reserves the right to modify the constituents based on that review.

The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based on market events. The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occur.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more sectors. As of October 31, 2025, the Fund focused its investments in the Technology and Consumer Discretionary sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies the Fund’s investment advisor, Indexperts, LLC (the “Advisor”), believes have growth potential.
Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies the Funds’ investment advisor, Indexperts, LLC (the “Advisor”), believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis. These securities may be of any market capitalization.

The Fund will generally invest in a group of domestic equity securities selected from a blend of components in four proprietary indices: targeting 20% from the Indexperts Large Cap Core Growth Index, 50% from the Indexperts Large Cap Core Value Index, 15% from the Indexperts Mid Cap Consistent Value Index, and 15% from the Indexperts Small Cap Consistent Value Index. The Advisor may adjust the target allocation, sector allocation, style exposure, and/or specific securities based on market conditions at its discretion.

Each of the four indexes, described below, is constructed by the Advisor pursuant to a rules-based methodology derived exclusively from publicly available information, consisting principally of (i) financial statement data each issuer has filed with the Securities and Exchange Commission, (ii) price, trading volume, and market capitalization data published by securities exchanges and market data vendors, and (iii) forward-looking earnings, revenue, and growth estimates published by third-party financial analysts. The Advisor does not use non-public information to construct the indices. Certain information, such as the precise definition of each variable, the relative weighting assigned to each variable within a composite score, the normalization and scaling procedures applied to the underlying data, and the portfolio construction algorithm used to maximize the aggregate composite score, are proprietary to the Advisor and not disclosed.

The Indexperts Large Cap Core Growth Index determines its constituent securities by starting from a universe of large cap stocks priced above $5.00 and below $5,000 per share, excluding business development companies, master limited partnerships, and real estate investment trusts, and satisfy a liquidity requirement measuring 90-day average daily trading volume relative to float adjusted market capitalization, which is intended to identify actively traded securities. From this pool, the index selects the 350 largest companies ranked by market capitalization with each security being evaluated against the following screens:

●	Quality. Profitability measures, including positive net income, positive return on assets in the current year, positive operating cash flow in the current year, and operating cash flow in excess of net income; balance sheet, liquidity, and financing measures, including a year-over-year reduction in the ratio of long-term debt, a year-over-year improvement in the current ratio, and the absence of new share issuance over the trailing year; operating efficiency measures, including year-over-year improvement in gross margin and in asset turnover; and relative price momentum, measured as outperformance of a broad large-capitalization value benchmark over the trailing twelve months.

●	Earnings. Positive revenue growth over the trailing three years; five-year revenue growth, three- to five-year earnings growth, and expected long-term earnings growth each ranking in the top quintile of the universe; below-average earnings variability; and above-average return on invested capital.

●	Consistency. The lowest weighted average of one-, five-, and ten-year downside deviation; a record of positive earnings surprise; and positive price momentum relative to the universe.

The Indexperts Large Cap Core Value Index determines its constituent securities by starting from a universe of large cap stocks priced above $5.00 and below $5,000 per share, excluding business development companies, master limited partnerships, and real estate investment trusts, and satisfy a liquidity requirement measuring 90-day average daily trading volume relative to float adjusted market capitalization, which is intended to identify actively traded securities. From this pool, the index selects the 350 largest companies ranked by market capitalization with each security being evaluated against the following screens:

●	Quality. Profitability measures, including positive net income, positive return on assets in the current year, positive operating cash flow in the current year, and operating cash flow in excess of net income; balance sheet, liquidity, and financing measures, including a year-over-year reduction in the ratio of long-term debt, a year-over-year improvement in the current ratio, and the absence of new share issuance over the trailing year; operating efficiency measures, including year-over-year improvement in gross margin and in asset turnover; and relative price momentum, measured as outperformance of a broad large-capitalization value benchmark over the trailing twelve months.

●	Earnings. Positive revenue growth over the trailing three years; below-average earnings variability; and above-average return on invested capital.

●	Consistency. The lowest weighted average of one-, five-, and ten-year downside deviation, and a record of positive earnings surprise.

Securities with a beta greater than 1.25 are excluded. The variables underlying the screens are then combined into a single proprietary composite value score for each security, and the index is constructed by selecting the combination of securities that maximizes the aggregate composite score of the portfolio. Where market conditions make it impracticable to identify securities satisfying every criterion, the methodology selects the securities satisfying the greatest number of screens. Index constituents are equal-weighted.

The index is reconstituted and rebalanced annually, with a target annual turnover of 15% and a maximum of 30%. Prior to each reconstitution, the Advisor reviews each proposed addition to and deletion from the index and reserves the right to modify the constituents based on that review.

The Indexperts Mid Cap Consistent Value Index applies the same eligibility requirements described above — U.S.-listed common stocks priced above $5.00 and below $5,000 per share, excluding business development companies, master limited partnerships, and real estate investment trusts, and satisfying the same liquidity requirement. The index’s starting universe consists of those companies ranking between 501 and 1,000 by market capitalization with each security being evaluated against the following screens:

●	Quality. The same profitability, balance sheet and financing, and operating efficiency measures applied by the large-capitalization indices, together with relative price momentum measured as outperformance of a broad mid-capitalization benchmark over the trailing twelve months.

●	Earnings. Positive revenue growth over the trailing three years; below-average earnings variability; and above-average return on invested capital.

●	Consistency. The lowest weighted average of one-, five-, and ten-year downside deviation, and a record of positive earnings surprise.

The variables underlying the screens are then combined into a single proprietary composite value score for each security, and the index is constructed by selecting the combination of securities that maximizes the aggregate composite score of the portfolio. Where market conditions make it impracticable to identify securities satisfying every criterion, the methodology selects the securities satisfying the greatest number of screens. Index constituents are equal-weighted.

The index is reconstituted and rebalanced annually, with a target annual turnover of 15% and a maximum of 30%. Prior to each reconstitution, the Advisor reviews each proposed addition to and deletion from the index and reserves the right to modify the constituents based on that review.

The Indexperts Small Cap Consistent Value Index applies the same eligibility requirements described above — U.S.-listed common stocks priced above $5.00 and below $5,000.00 per share, excluding business development companies, master limited partnerships, and real estate investment trusts, and satisfying the same liquidity requirement. The index’s starting universe consists of all remaining eligible securities, other than the 1,000 largest companies by market capitalization, with each security being evaluated against the following screens:

●	Quality. The same profitability, balance sheet and financing, and operating efficiency measures applied by the large-capitalization indices, together with relative price momentum measured as outperformance of a broad small-capitalization benchmark over the trailing twelve months.

●	Earnings. Positive revenue growth over the trailing three years; below-average earnings variability; and above-average return on invested capital.

●	Consistent value. From the securities passing the preceding screens, the 50 securities exhibiting the lowest weighted average of one-, five-, and ten-year downside deviation are selected for inclusion.

The index views value through the lens of demonstrated stability across short-, intermediate- and long-term measurement periods, rather than through valuation multiples alone. Where market conditions make it impracticable to identify securities satisfying every criterion, the methodology selects the securities satisfying the greatest number of screens. Index constituents are equal-weighted.

The index is reconstituted and rebalanced annually, subject to a 30% turnover cap, and is reviewed quarterly to identify constituents whose financial condition has deteriorated. Prior to each reconstitution, the Advisor reviews each proposed addition to and deletion from the index and reserves the right to modify the constituents based on that review.

The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based market events. The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occurs.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time, the Fund may focus its investments in one or more sectors. As of October 31, 2025, the Fund focused its investments in the Industrials and Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies the Funds’ investment advisor, Indexperts, LLC (the “Advisor”), believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis.